Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	42,491,805	45,493,013	5,795,362
Current operating lease obligation	3,890,482	5,189,781	661,127
Non-current operating lease obligation	38,601,323	40,303,232	5,134,235
Total operating lease obligation	42,491,805	45,493,013	5,795,362
As of June 30, 2025
Weighted average discount rate	7.92%
Weighted average remaining lease term (years)	6.68

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	23,884,854	42,491,805	5,470,320
Current operating lease obligation	708,829	3,890,482	500,854
Non-current operating lease obligation	23,176,025	38,601,323	4,969,466
Total operating lease obligation	23,884,854	42,491,805	5,470,320

Other supplemental information about the Company’s operating lease as of:

	As of December 31, 2023	As of December 31, 2024
Weighted average discount rate	7.91%	7.71%
Weighted average remaining lease term (years)	9.0	6.1

Schedule of Undiscounted Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

For the years ending June 30,	HKD	US$
2026	8,571,101	1,091,874
2027	8,222,303	1,047,440
2028	8,372,951	1,066,632
2029	8,277,359	1,054,454
2030 or after	27,114,091	3,454,068
Total lease payments	60,557,805	7,714,468
Less: imputed interest	(15,064,792)	(1,919,106)
Total operating lease liabilities	45,493,013	5,795,362

The undiscounted future minimum lease payment schedule as follows:

For the years ending December 31,	HKD	US$
2025	7,073,089	910,577
2026	7,308,606	940,897
2027	7,501,149	965,685
2028	7,752,154	997,999
2029 or after	28,133,028	3,621,796
Total lease payments	57,768,026	7,436,954
Less: imputed interest	(15,276,221)	(1,966,634)
Total operating lease liabilities	42,491,805	5,470,320